Leases (Details) - Schedule of total lease costs - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Finance lease cost
Amortization of right-of-use assets	$ 91	$ 500	$ 1,990
Interest on lease liabilities	96	177	664
Total finance lease cost	187	677	2,654
Operating lease cost	1,481	882	4,657
Variable lease cost			159
Total lease cost	$ 1,780	$ 1,693	$ 7,470